Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues
Revenues	$ 5,335,896	$ 31,261	$ 5,335,896	$ 39,710
Total Revenues	5,335,896	31,261	5,335,896	39,710
Cost of Revenues
Cost of revenues	(4,621,957)	(10,123)	(4,621,957)	(29,872)
Gross profit	713,939	21,138	713,939	9,838
Operating expenses
Selling, general & administrative expenses	329,391	274,059	809,886	765,652
Research and development expenses	10,304	16,007	32,809	47,355
Total operating expenses	339,695	290,066	842,695	813,007
Income/(Loss) from operations	374,244	(268,928)	(128,756)	(803,169)
Other income/(expenses)
Other income	318		495	793
Other expenses	(15,323)	(5,324)	(20,325)	(3,440)
Total other expenses	(15,005)	(5,324)	(19,830)	(2,647)
Income/(Loss) from continuing operations before provision of income taxes	359,239	(274,252)	(148,586)	(805,816)
Provision for income taxes expenses	(157,230)		(157,230)
Net income/(loss) from continuing operations	202,009	(274,252)	(305,816)	(805,816)
Discontinued operations
Loss from discontinued operations, net of income tax		(45,690)		(173,168)
Loss from discontinued operations, net of income tax		(45,690)		(173,168)
Net income/(loss)	202,009	(319,942)	(305,816)	(978,984)
Comprehensive income/(loss)
Net income/(loss)	202,009	(319,942)	(305,816)	(978,984)
Other comprehensive loss
Foreign currency translation adjustment	5,540	(134,319)	(86,633)	(93,495)
Total comprehensive income/(loss)	$ 207,549	$ (454,261)	$ (392,449)	$ (1,072,479)
Income/(Loss) earnings per common share
Continuing operations - Basic and Diluted (in Dollars per share)		$ (0.01)		$ (0.04)
Discontinued operations - Basic and Diluted (in Dollars per share)	$ 0.01		$ (0.01)	(0.01)
Net income/(loss) per common share - basic and diluted (in Dollars per share)	$ 0.01	$ (0.01)	$ (0.01)	$ (0.05)
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares)	21,356,290	21,826,042	21,356,290	21,802,845